EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5%
	AUTOMOTIVE - 3.0%
3,873	Modine Manufacturing Company(a)	$ 351,668
5,248	Visteon Corporation(a)	443,063
		794,731
	BANKING - 21.6%
44,457	Columbia Banking System, Inc.	1,039,405
15,974	Comerica, Inc.	911,956
32,292	First Commonwealth Financial Corporation	504,401
26,460	Flagstar Financial, Inc.	304,819
59,358	FNB Corporation	823,295
3,813	OFG Bancorp	156,867
53,153	Old National Bancorp	1,108,772
17,426	Zions Bancorp NA	825,295
		5,674,810
	BIOTECH & PHARMA - 1.8%
16,112	Collegium Pharmaceutical, Inc.(a)	469,504

	CHEMICALS - 3.6%
23,237	FMC Corporation	942,493

	COMMERCIAL SUPPORT SERVICES - 0.9%
18,525	Cross Country Healthcare, Inc.(a)	244,160

	ELECTRICAL EQUIPMENT - 1.6%
6,667	Atkore, Inc.	434,022

	FOOD - 0.9%
4,700	Pilgrim's Pride Corporation	231,052

	HOME & OFFICE PRODUCTS - 2.5%
8,365	Whirlpool Corporation	653,223

	INDUSTRIAL SUPPORT SERVICES - 2.1%
3,299	WESCO International, Inc.	553,869

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	INSURANCE - 12.4%
29,550	CNO Financial Group, Inc.	$ 1,121,718
13,131	Jackson Financial, Inc., Class A	1,075,560
32,269	Lincoln National Corporation	1,069,395
		3,266,673
	LEISURE FACILITIES & SERVICES - 5.1%
67,751	Bloomin' Brands, Inc.	516,940
9,983	Cinemark Holdings, Inc.	337,126
21,948	Dave & Buster's Entertainment, Inc.(a)	481,978
		1,336,044
	MACHINERY - 5.0%
26,819	Astec Industries, Inc.	1,053,718
5,657	Terex Corporation	254,621
		1,308,339
	MEDICAL EQUIPMENT & DEVICES - 2.9%
17,543	Avanos Medical, Inc.(a)	220,516
4,168	Haemonetics Corporation(a)	282,215
17,793	Inmode Ltd.(a)	260,845
		763,576
	METALS & MINING - 4.0%
119,788	Cleveland-Cliffs, Inc.(a)	698,363
38,417	Hudbay Minerals, Inc.	342,680
		1,041,043
	OIL & GAS PRODUCERS - 7.0%
17,593	CNX Resources Corporation(a)	567,902
56,089	Delek US Holdings, Inc.	1,079,713
7,534	Northern Oil & Gas, Inc.	200,254
		1,847,869
	REITS - 3.2%
28,310	Highwoods Properties, Inc.	840,807

	RETAIL - DISCRETIONARY - 6.2%
3,285	Abercrombie & Fitch Company, Class A(a)	257,840
66,220	American Eagle Outfitters, Inc.	725,771

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	RETAIL - DISCRETIONARY - 6.2% (Continued)
9,529	Urban Outfitters, Inc.(a)	$ 666,077
		1,649,688
	SEMICONDUCTORS - 6.6%
3,109	Diodes, Inc.(a)	138,040
51,576	Photronics, Inc.(a)	861,835
12,554	Silicon Motion Technology Corporation - ADR	768,305
		1,768,180
	SOFTWARE - 2.0%
18,166	Open Text Corporation	514,279

	STEEL - 3.5%
19,993	Commercial Metals Company	931,474

	TECHNOLOGY HARDWARE - 0.6%
3,956	Clearfield, Inc.(a)	146,807

	TOTAL COMMON STOCKS (Cost $23,049,426)	25,412,643

	TOTAL INVESTMENTS - 96.5% (Cost $23,049,426)	$ 25,412,643
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	923,496
	NET ASSETS - 100.0%	$ 26,336,139

ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.